Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2020
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Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2020		October 31 2019
Cash and non-interest-bearing deposits with financial institutions	$10,233		$10,904
Interest-bearing deposits with financial institutions	59,058		35,816
Total	$69,291	(1)	$46,720	(1)
(1)	Net of impairment allowances of $ 2 (October 31, 2019–$3).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $
9,788
 million (October 31, 2019–$9,401 million) and are included above.